Share Based Compensation - Restricted Stock Units Rollforward (Details) - Restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of restricted shares
Unvested and outstanding beginning balance (shares)	415,000	500,000
Granted (shares)	1,215,650	0
Vested (shares)	(204,500)	0
Forfeited (shares)	(336,500)	(85,000)
Unvested and outstanding ending balance (shares)	1,089,650	415,000
Weighted average grant date fair value
Unvested and outstanding beginning balance (usd per share)	$ 12.09	$ 12.09
Granted (usd per share)	8.27	0
Vested (usd per share)	11.49	0
Forfeited (usd per share)	10.22	12.09
Unvested and outstanding ending balance (usd per share)	$ 8.63	$ 12.09